CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income (loss)	$ 29,169	$ (456,019)	$ (3,410,614)	$ (925,754)
Adjustments to reconcile net loss to net cash used by operating activities:
Amortization of discount on note payable	7,000	25,386	93,733	15,934
Change in fair value on embedded derivative		(26,069)	(90,200)	64,731
Gain on forgiveness of debt			(107,862)
Provision for bad debt	9,201	18,308	32,457	15,131
Depreciation expense	618	47	678	0
Changes in working capital requirements:
Accounts receivable	(8,116)	(92,933)	(271,484)	(118,490)
Prepaids and other current assets	(22,405)	16,150	59,741	5,559
Deferred tax asset		(182,841)	1,852,826	(694,363)
Accounts payable and accrued liabilities	(4,896)	408,549	1,169,983	518,639
Deferred revenue	569,003	(129,418)	(154,037)	146,515
Due to related party	(288)	65,524	192,184	146,322
Net cash from operating activities	579,286	(353,316)	(632,595)	(825,776)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(8,740)	(1,690)	(4,335)
Net cash from financing activities	(8,740)	(1,690)	(4,335)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable		200,000	200,000	600,000
Proceeds from loan payable, related party		120,000	190,000	110,000
Proceeds from share purchase liability			135,000
Net cash from financing activities		320,000	525,000	710,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	570,546	(35,006)	(111,930)	(115,776)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664	230,664	346,440
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 689,280	$ 195,658	$ 118,734	230,664
Supplemental disclosure of cash flow information
Cash paid for income taxes				$ 16,000